Expense Example	Jun. 27, 2025 USD ($)
REX-OSPREY(TM) ETH + STAKING ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 130
Expense Example, with Redemption, 3 Years	406
REX-OSPREY(TM) SOL + STAKING ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	$ 443